EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2024
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

	Three months ended		Nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	$	$	$	$
Net loss	(33,945,985)	(19,852,573)	(74,908,660)	(47,223,604)
Basic weighted average number of common shares outstanding	226,217,541	226,134,423	226,212,329	223,679,796
Basic loss per share	(0.15)	(0.09)	(0.33)	(0.21)

Basic weighted average number of common shares outstanding	226,217,541	226,134,423	226,212,329	223,679,796
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	—	—	—
Diluted weighted average number of common shares outstanding	226,217,541	226,134,423	226,212,329	223,679,796
Diluted loss per share	(0.15)	(0.09)	(0.33)	(0.21)
Excluded from the above calculations for the three and nine months ended September 30, 2024 and 2023 are all outstanding stock options, share warrant obligations, convertible debentures, RSUs, and DSUs, which are deemed to be anti-dilutive.